Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets other than goodwill [abstract]
Summary of Intangible Assets

	Client Relationships	Contract Backlog	Software	Other	Total
	$	$	$	$	$
Cost
December 31, 2019	325.3	13.7	65.0	2.3	406.3
Additions	—	—	3.4	—	3.4
Additions arising on acquisitions	9.8	2.7	—	0.2	12.7
Removal of fully amortized assets	(9.7)	(14.3)	(27.4)	(0.5)	(51.9)
Impact of foreign exchange	(0.4)	0.5	(1.7)	—	(1.6)
December 31, 2020	325.0	2.6	39.3	2.0	368.9
Additions	—	—	48.5	0.7	49.2
Additions arising on acquisitions	152.6	51.5	—	1.6	205.7
Removal of fully amortized assets	(8.7)	(4.1)	(13.0)	(0.2)	(26.0)
Impact of foreign exchange	(5.7)	0.2	(0.1)	—	(5.6)
December 31, 2021	463.2	50.2	74.7	4.1	592.2
Accumulated amortization
December 31, 2019	142.9	8.8	34.5	0.5	186.7
Amortization	31.6	5.0	16.6	—	53.2
Removal of fully amortized assets	(9.7)	(14.3)	(27.4)	(0.5)	(51.9)
Impact of foreign exchange	(1.6)	0.5	—	—	(1.1)
December 31, 2020	163.2	—	23.7	—	186.9
Amortization	32.5	6.8	20.4	0.3	60.0
Removal of fully amortized assets	(8.7)	(4.1)	(13.0)	(0.2)	(26.0)
Impact of foreign exchange	(2.0)	0.1	(0.1)	—	(2.0)
December 31, 2021	185.0	2.8	31.0	0.1	218.9
Net book value
December 31, 2020	161.8	2.6	15.6	2.0	182.0
December 31, 2021	278.2	47.4	43.7	4.0	373.3